FAIR VALUE MEASUREMENTS	12 Months Ended
Mar. 31, 2018
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

18.FAIR VALUE MEASUREMENTS

(1)	Measured on a recurring basis

The following table summarizes the fair value of the Group’s financial assets and liabilities measured at recurring basis as of March 31, 2017 and 2018:

	As of March 31, 2017 Fair Value Measurements at the Reporting Date Using				As of March 31, 2018 Fair Value Measurements at the Reporting Date Using
	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance	Quoted prices in active markets for identical instruments (level 1)	Significant other observable inputs (level 2)	Significant unobservable inputs (level 3)	Total balance
Long-term investments
Available-for-sale investments	—	—	6,801	6,801	—	—	7,860	7,860
Contingent consideration	—	—	2,626	2,626	—	—	1,196	1,196
Long-term borrowings	—	—	101,697	101,697	—	—	38,884	38,884

Total	$—	$—	$111,124	$111,124	$—	$—	$47,940	$47,940

(2)	Measured at fair value on a non-recurring basis

Goodwill, acquired intangible assets, long-lived assets, equity method investments and cost method investments are measured at fair value on a non-recurring basis or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value.

The fair value for these assets are considered at level 3 because the Group used unobservable inputs to determine their fair values. The Group estimated the fair value of these investee companies, goodwill and acquired intangible assets based on discounted cash flow approach which requires significant judgments, including the estimation of future cash flows, which is dependent on internal forecasts, the estimation of long term growth rate of a company’s business, the estimation of the useful life over which cash flows will occur, and the determination of the weighted average cost of capital.

The Group did not recognize any impairment loss related to goodwill, acquired intangible assets, equity method investments and cost method investments for the years ended March 31, 2016, 2017 and 2018.